RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2020
RELATED PARTY BALANCES AND TRANSACTIONS
Schedule of Related Party Transactions

Entity of individual name	Relationship with the Group

Mr. Leaf Hua Li and his spouse	Principal shareholder and member of his immediate families
Tencent Holdings Limited and its subsidiaries(“Tencent Group”)	Principal shareholder
Individual directors and officers and their spouses	Directors or officers of the Group and members of their immediate families

(a)    Cash and cash equivalent

	As of December 31,
	2019	2020

	(HK$ in thousands)
Cash and cash equivalent	240	149

29.  RELATED PARTY BALANCES AND TRANSACTIONS

(a)    Cash and cash equivalent (Continued)

The balance represents the cash deposited by the Group in various payment channels of Tencent Group for funding marketing campaigns, of which could be withdrawn on demand.

(b)    Amounts Due to Related Parties

	As of December 31,
	2019	2020

	(HK$ in thousands)
Payables to Tencent Group in relation to ESOP management services	—	70,750
Payable in relation to cloud equipment and services from Tencent Group	33,153	16,062
SMS channel services from Tencent Group	475	357
	33,628	87,169

(c)    Transactions with Related Parties

	Year ended December 31,
	2018	2019	2020

	(HK$ in thousands)

Equipment purchased	—	40,218	4,496
Software purchased	—	—	508
Cloud service fee	14,081	16,729	48,940
SMS channel service fee	1,834	1,523	2,511
Advertising expenses	112	682	159
ESOP management service income	202	550	595
	16,229	59,702	57,209